UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:  3/31/14

Item 1.  Reports to Stockholders.

Class N Shares (LIONX)

SEMI-ANNUAL REPORT

March 31, 2014

Advised by:

Horizon Capital Management, Inc.

106 Valerie Drive

Lafayette, Louisiana 70508

www.LIONX.net

1-866-787-8355

Distributed by Northern Lights Distributors, LLC

Member FINRA

ISSACHAR FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2014

The Fund's performance figures* for the period ended March 31, 2014, as compared to its benchmark:
Inception** -
March 31, 2014
Issachar Fund - Class N	(0.30)%
S&P 500 Total Return Index	0.84%

* The performance data quoted here represents past performance.  The performance comparison includes reinvestment of all dividends and capital gains.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Performance figures for periods less than 1 year are not annualized.  The Fund’s total annual operating expenses are 2.86% for Class N shares per the February 10, 2014 Prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-787-8355.

The S&P 500 Total Return Index (the "Index") is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

** Inception date is February 28, 2014.

Portfolio Composition as of March 31, 2014	% of Net Assets
Bond Funds	81.2%
Equity Funds	13.6%
Other, Cash & Cash Equivalents	5.2%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

	ISSACHAR FUND
	PORTFOLIO OF INVESTMENTS (Unaudited)
	March 31, 2014

Shares		Value

	EXCHANGE TRADED FUNDS - 94.8%
	BOND FUNDS - 81.2%
76,000	iShares U.S. Preferred Stock ETF	$ 2,966,280
38,000	Peritus High Yield ETF	1,998,800
41,000	PowerShares Insured National Municipal Bond Portfolio	988,920
		5,954,000

	EQUITY FUNDS - 13.6%
24,000	SPDR Utilities Select Sector Fund	995,040

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,954,253)	6,949,040

	SHORT-TERM INVESTMENTS - 79.6%
	MONEY MARKET FUND - 79.6%
5,830,794	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%* (Cost - $5,830,794)	5,830,794

	TOTAL INVESTMENTS - 174.4% (Cost - $12,785,047) (a)	$ 12,779,834
	OTHER ASSETS LESS LIABILITIES - NET - (74.4) %	(5,452,225)
	NET ASSETS - 100.0%	$ 7,327,609

* Money Market Fund; interest rate reflects seven-day effective yield on March 31, 2014.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,785,047 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:
	Unrealized appreciation:	$ 72
	Unrealized depreciation:	(5,285)
	Net unrealized depreciation:	$ (5,213)

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

ASSETS
Investment securities:
At cost	$ 12,785,047
At value	$ 12,779,834
Receivable for securities sold	1,497,603
Receivable for Fund shares sold	12,003
Due from Advisor	9,558
Interest receivable	129
TOTAL ASSETS	14,299,127

LIABILITIES
Payable for securities purchased	6,954,253
Distribution (12b-1) fees payable	997
Fees payable to other affiliates	6,959
Accrued expenses	9,309
TOTAL LIABILITIES	6,971,518
NET ASSETS	$ 7,327,609

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$ 7,344,186
Accumulated net investment loss	(9,461)
Accumulated net realized loss from security transactions	(1,903)
Net unrealized depreciation on investments	(5,213)
NET ASSETS	$ 7,327,609

Net Asset Value Per Share:
Shares:
Net Assets	$ 7,327,609
Shares of beneficial interest outstanding	735,029

Net Asset Value (Net Assets / Shares Outstanding),
Redemption Price per share and Offering Price per share	$ 9.97

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2014 (1)

INVESTMENT INCOME
Interest	$ 129

EXPENSES
Investment advisory fees	5,585
Distribution (12b-1) fees	997
Professional fees	5,046
Administrative services fees	3,031
Registration fees	2,589
Accounting services fees	1,798
Transfer agent fees	1,487
Printing and postage expenses	1,262
Compliance officer fees	993
Trustees' fees and expenses	589
Insurance expense	552
Custodian fees	552
Other expenses	252
TOTAL EXPENSES	24,733
Less: Fees waived/expenses reimbursed by the Advisor	(15,143)

NET EXPENSES	9,590

NET INVESTMENT LOSS	(9,461)

REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss from investments	(1,903)
Change in unrealized appreciation (depreciation) on investments	(5,213)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(7,116)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (16,577)

(1) The Issachar Fund commenced operations on February 28, 2014.

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
March 31, 2014 (1)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (9,461)
Net realized loss from investments	(1,903)
Net change in unrealized appreciation (depreciation) on investments	(5,213)
Net decrease in net assets resulting from operations	(16,577)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	7,345,186
Payments for shares redeemed	(1,000)
Net increase in net assets from shares of beneficial interest	7,344,186

TOTAL INCREASE IN NET ASSETS	7,327,609

NET ASSETS
Beginning of Period	-
End of Period *	$ 7,327,609
* Includes accumulated net investment loss of:	$ (9,461)

SHARE ACTIVITY
Shares sold	735,129
Shares redeemed	(100)
Net increase in shares of beneficial interest outstanding	735,029

(1) The Issachar Fund commenced operations on February 28, 2014.

See accompanying notes to financial statements.

ISSACHAR FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Period Ended
		March 31, 2014 (1)
		(Unaudited)

Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.02)
	Net realized and unrealized
	loss on investments	(0.01)
Total from investment operations		(0.03)

Net asset value, end of period		$ 9.97

Total return (3)		(0.30)%

Net assets, end of period (000s)		$ 7,328

Ratio of gross expenses to average
	net assets (4,5,6)	5.93%
Ratio of net expenses
	to average net assets (5,6)	2.30%
Ratio of net investment loss
	to average net assets (5,6)	(2.27)%

Portfolio Turnover Rate (7)		65%

(1)	The Issachar Fund commenced operations on February 28, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return represents aggregate total return based on NAV. Total returns for periods less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(6)	Annualized.
(7)	Not annualized.

See accompanying notes to financial statements.

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

1.

ORGANIZATION

The Issachar Fund (the ‘‘Fund’’) is a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’).  The Fund currently offers Class N shares. The Fund invests primarily in fixed income securities indirectly through exchange-traded funds (“ETFs”), and other investment companies, and, when the Advisor (as defined below) believes it is advantageous to the Fund, strategically invests in a broad range of U.S. and foreign equity securities.  The investment objective of the Fund is long-term capital appreciation.  The Fund commenced operations on February 28, 2014.

Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and noncumulative voting rights.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Fair Valuation Process — This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 6,949,040	$ -	$ -	$ 6,949,040
Short-Term Investments	5,830,794	-	-	5,830,794
Total	$ 12,779,834	$ -	$ -	$ 12,779,834

The Fund did not hold any Level 3 securities during the period.  There were no transfers between Level 1 and Level 2 during the period.  It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income if any, are declared and paid quarterly and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $11,500,530 and $4,544,374 respectively.

4.

INVESTMENT ADVISORY AGREEMENT/TRANSACTIONS WITH AFFILIATES

Horizon Capital Management, Inc. serves as the Fund’s investment advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS and are not paid any fees for serving in that capacity.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of the Fund’s average daily net assets.

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has agreed to waive its fees and/or reimburse the Fund’s operating expenses at least through April 30, 2016, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) of the Fund do not exceed 2.30% of average daily net assets attributable to Class N shares.  During the period ended March 31, 2014, the Advisor earned advisory fees of $5,585 and waived fees and reimbursed expenses in the amount of $15,143.  The fees paid to the Advisor are reviewed annually by the Fund’s Board of Trustees.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 2.30% of average daily net assets attributable to Class N shares, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.30% of average daily net assets. If Fund operating expenses subsequently exceed 2.30% per annum of the Fund's average daily net assets attributable to Class N shares, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  As of March 31, 2014, there was $15,143 of fee waivers subject to recapture by the Advisor through September 30, 2017.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Amounts due to GFS under these arrangements are reported as “Fees payable to other affiliates” in the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets attributable to Class N shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the period ended March 31, 2014, the Fund accrued $997 in total fees under the Plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. The Distributor is an affiliate of GFS. During the period ended March 31, 2014, the Distributor received no underwriting commissions.

5.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in iShares U.S. Preferred Stock ETF, Peritus High Yield ETF and Fidelity Institutional Money Market Portfolio (the “Securities”).  The Fund may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Securities.  The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at ‘www.sec.gov’ or on the Funds’ websites, ‘www.iShares.com’, ‘www. advisorshares.com’ and ‘www.Fidelity.com’.  As of March 31, 2014, the percentage of the Fund’s net assets invested in the Securities was 40.5%, 27.3% and 79.6% in the iShares U.S. Preferred Stock ETF, Peritus High Yield ETF and Fidelity Institutional Money Market Portfolio, respectively, for the Fund.

6.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  As of March 31, 2014, Dexter P. Lyons and Deidre B. Lyons held approximately 27% of the voting securities of the Issachar Fund.

7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

ISSACHAR FUND

EXPENSE EXAMPLES (Unaudited)

March 31, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/28/14	Ending Account Value 3/31/14	Expenses Paid During Period 2/28/14 - 3/31/14*	Expense Ratio During the Period 2/28/14 - 3/31/14
Issachar Fund	$1,000.00	$997.00	$2.01	2.30%

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period 10/1/13 - 3/31/14**	Expense Ratio During the Period 10/1/13 - 3/31/14
Issachar Fund	$1,000.00	$1,013.46	$11.55	2.30%

* Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (32) divided by the number of days in the fiscal year (365).

** Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

ISSACHAR FUND

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2014

Approval of Advisory Agreement – Issachar Fund

In connection with a meeting held on November 21-22, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Horizon Capital Management (“HCM”) and the Trust, with respect to the Issachar Fund (“Issachar”).

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service.  The Board noted that HCM was established in 1990 to provide investment management services for individuals through separately managed accounts.  The Board further noted that the HCM has acted as sub-adviser to the HCM Freedom Fund since its inception in December 2004.  The Board reviewed the background information of the key investment personnel responsible for servicing Issachar and was satisfied with their experience managing a mutual fund and their knowledge of portfolio management, compliance and marketing services.  The Board noted that HCM will be responsible for making all investment decisions for Issachar using a flexible investment approach focused on capital preservation which HCM believes allows it to respond better to market conditions and trends since Issachar can be either long, short, or a combination of long and short, which allows for better risk management.  The Board further noted that while not all strategy risks can be eliminated, HCM appears to understand that some derivatives and other mutual funds may pose additional risks.  The Trustees acknowledged that HCM is committed to providing close position monitoring both intra-day and overnight.  In an effort to enhance overall compliance, HCM plans to hire a third party compliance firm to assist with keeping up with the ever changing regulatory and compliance environment to which the Board expressed its satisfaction.  The Board noted that there have been no material compliance or litigation issues reported during the past 3 years. With the key investment personnel of HCM also being shareholders in Issachar, the Board concluded HCM has a vested interest in providing Issachar and shareholders high quality service.

Performance.  Issachar has not yet commenced operations, so the Board reviewed the results of the HCM Fund because Issachar will be using the same strategy.  The Board noted that the HCM Fund returned 3.80% for one year, 4.49% over two years, 5.10% over five years and 1.40% since its inception in December 2004.  The Board noted that over the same periods the HCM Fund’s peer group average retuned 2.23%, 3.81%, 5.62%, and 4.02%, respectively.  The Board also reviewed the performance of the Morningstar Multisector Bond and Morningstar Multialternative categories noting the HCM Fund outperformed both categories over the one year period, and outperformed the Multialternative category in the two year and five year periods as well.  Finally, the Board reviewed the performance of Issachar’s index, the Barclays US Agg Bond Index, noting the HCM Fund outperformed the Index over the one and two year periods,  1.68% and 1.42%, but underperformed over the longer term periods.  Addressing the since inception underperformance relative to each of its benchmarks, a representative of HCM noted that prior to 2010 the HCM Fund was unable to invest in other mutual funds which caused the strategy to be somewhat restricted and; therefore, missed some of the early upside gains.  Noting that past performance is not indicative of future returns, and in consideration of HCM’s explanation for the long-term underperformance, the Board concluded that HCM has the potential to deliver reasonable performance to Issachar for the benefit of its shareholders.

Fees & Expenses.  The Board noted that HCM proposed a management fee of 1.40%, which is slightly lower than Issachar’s selected peer group average, 1.46%.  The Board further noted that the advisory fee is higher than the Morningstar Multialternative category average of 1.01%, but is within the range of fees charged by the funds in the category (0.10% – 2.75%).  The Board noted that HCM has agreed to a fee waiver which is estimated to reduce the total fees paid to HCM to 1.20% With respect to Issachar’s expense ratio, the Board noted that Issachar’s estimated expense ratio, 2.30%, is in line with the peer group average.  The Board reviewed the list of funds comprising the peer group and, after further discussion, concluded that the selected peer group was a fair comparison and that the management fee is reasonable.

Economies of Scale.  The Board discussed the anticipated size of Issachar, and its prospect for growth during the initial term of the Advisory Agreement.  The Trustees concluded that based on the anticipated size of Issachar, meaningful economies justifying breakpoints will not likely be realized during the initial term of the Advisory Agreement.  However, a representative of HCM agreed that as Issachar grows and HCM achieves economies of scale, HCM would be willing to evaluate implementation of breakpoints.  The Board agreed to monitor and address the issue at the appropriate time.

Profitability.  The Board considered the anticipated profits to be realized by HCM in connection with the operation of Issachar and whether the amount of profit is a fair entrepreneurial profit for the management of Issachar.  The Trustees noted that HCM anticipates earning a modest profit in connection with its relationship with Issachar, during the initial term of the Advisory Agreement, but agreed that the level of profit in terms of actual dollars is not excessive.  They further noted that the profitability analysis provided does not account for the salaries of the portfolio managers and, when taken into consideration, the overall profitability of the firm is decreased significantly.  The Board was satisfied that HCM’s anticipated profitability level associated with its relationship with Issachar is reasonable.

Conclusion.  Having requested and received such information from the HCM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable in the circumstances and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of Issachar.

PRIVACY NOTICE

Rev. February 2014

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

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Social Security number and income

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assets, account transfers and transaction history

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investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call (402) 493-4603

Page 2

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

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open an account or give us contact information

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provide account information or give us your income information

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make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

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sharing for affiliates’ everyday business purposes—information about your creditworthiness

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affiliates from using your information to market to you

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sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-787-8355 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q, once filed, will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-787-8355.

INVESTMENT ADVISOR

Horizon Capital Management, Inc.

106 Valerie Drive

Lafayette, Louisiana 70508

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/4/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/4/14

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

6/4/14